Muzinich Credit Opportunities Fund
SCHEDULE OF INVESTMENTS at September 30, 2023 (Unaudited)
Principal Amount †		Value
CORPORATE BONDS: 84.4%
Aerospace/Defense: 0.2%
	Rolls-Royce PLC
$525,000	1.625%, 05/09/2028	$474,024

Airlines: 2.8%
	American Airlines Inc/AAdvantage Loyalty IP Ltd
504,167	5.500%, 04/20/2026 [1]	492,859
425,000	5.750%, 04/20/2029 [1]	395,317
	Delta Air Lines Inc
1,250,000	7.375%, 01/15/2026	1,266,450
	easyJet FinCo BV
900,000	1.875%, 03/03/2028	835,870
	Emirates Airline
322,818	4.500%, 02/06/2025	317,752
	Korean Air Lines Co Ltd
620,000	4.750%, 09/23/2025	607,155
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd
674,107	6.500%, 06/20/2027 [1]	668,703
	Singapore Airlines Ltd
1,836,000	3.000%, 07/20/2026	1,719,506
	Wizz Air Finance Co BV
550,000	1.350%, 01/19/2024	574,751
650,000	1.000%, 01/19/2026	606,099
		7,484,462

Automotive & Auto Parts: 4.5%
	Autoliv Inc
500,000	4.250%, 03/15/2028	524,027
	Continental AG
650,000	3.625%, 11/30/2027	672,259
	Ford Motor Credit Co LLC
775,000	3.370%, 11/17/2023	771,348
1,275,000	3.810%, 01/09/2024	1,261,569
1,050,000	2.300%, 02/10/2025	984,394
	General Motors Financial Co Inc
650,000	0.850%, 02/26/2026	632,198
	Hyundai Capital America
1,698,000	1.650%, 09/17/2026 [1]	1,499,493
	IHO Verwaltungs GmbH
400,000	3.750%, 4.50, 09/15/2026	398,154
	Kia Corp
470,000	3.250%, 04/21/2026	441,120
	Magna International Inc
1,000,000	4.375%, 03/17/2032	1,050,999
	Nissan Motor Acceptance Co LLC
400,000	7.050%, 09/15/2028	400,264
	Nissan Motor Co Ltd
850,000	4.810%, 09/17/2030 [1]	733,123
	Stellantis NV
975,000	4.250%, 06/16/2031	991,238
500,000	2.750%, 04/01/2032	450,160
	Volkswagen International Finance NV
400,000	7.500% (5 Year Swap Rate EUR + 4.292%), [2]	427,147
600,000	4.125%, 11/15/2025	631,927
		11,869,420

Banking: 5.2%
	AIB Group PLC
900,000	3.625% (1 Year EUR Swap Rate + 2.000%), 07/04/2026 [2]	933,381
	Banco Bradesco SA
909,000	3.200%, 01/27/2025	870,753
	Bancolombia SA
500,000	6.909% (5 Year CMT Rate + 2.929%), 10/18/2027 [2]	464,940
	Bank of America Corp
1,275,000	1.898% (US Secured Overnight Financing Rate + 1.530%), 07/23/2031 [2]	969,536
	Bank of Ireland Group PLC
800,000	1.875% (EURIBOR ICE Swap Rate + 1.100%), 06/05/2026 [2]	807,313
	Barclays PLC
1,000,000	2.852% (US Secured Overnight Financing Rate + 2.714%), 05/07/2026 [2]	943,746
	BBVA Bancomer SA
1,282,000	1.875%, 09/18/2025	1,176,813
	BPCE SA
700,000	1.652% (US Secured Overnight Financing Rate + 1.520%), 10/06/2026 [1,2]	635,616
	HSBC Holdings PLC
250,000	3.000%, 06/30/2025	257,721
800,000	6.905% (US Secured Overnight Financing Rate + 1.570%), 08/14/2027 [2]	804,716
	Lloyds Banking Group PLC
1,000,000	3.900%, 03/12/2024	990,100
	NatWest Group PLC
900,000	1.750% (3 Month EURIBOR + 1.080%), 03/02/2026 [2]	913,739
	QNB Finance Ltd
2,115,000	2.625%, 05/12/2025	2,005,206
	Standard Chartered PLC
800,000	7.202% (US Secured Overnight Financing Rate + 1.930%), 07/06/2027 [2]	806,362
	United Overseas Bank Ltd
900,000	3.863% (5 Year CMT Rate + 1.450%), 10/07/2032 [2]	827,610
		13,407,552

Broadcasting: 0.8%
	TEGNA Inc
1,125,000	4.750%, 03/15/2026 [1]	1,067,214
	Universal Music Group NV
1,075,000	4.000%, 06/13/2031	1,108,453
		2,175,667

Building Materials: 0.5%
	Builders FirstSource Inc
500,000	4.250%, 02/01/2032 [1]	410,567
	Standard Industries Inc
900,000	5.000%, 02/15/2027 [1]	835,013
		1,245,580

Cable/Satellite TV: 0.6%
	CCO Holdings LLC / CCO Holdings Capital Corp
1,175,000	5.500%, 05/01/2026 [1]	1,136,217
	Charter Communications Operating LLC / Charter Communications Operating Capital
700,000	5.250%, 04/01/2053	522,874
		1,659,091

Capital Goods: 3.2%
	AGCO International Holdings BV
275,000	0.800%, 10/06/2028	241,154
	Daimler Truck International Finance BV
900,000	3.875%, 06/19/2029	930,902
	Ingersoll Rand Inc
625,000	5.400%, 08/14/2028	615,034
1,625,000	5.700%, 08/14/2033	1,573,275
	John Deere Capital Corp
2,300,000	4.700%, 06/10/2030	2,213,344
	Johnson Controls International PLC
358,000	1.375%, 02/25/2025	364,315
	Parker-Hannifin Corp
950,000	3.250%, 03/01/2027	884,712
	Regal Rexnord Corp
1,350,000	6.050%, 04/15/2028 [1]	1,314,260
	Traton Finance Luxembourg SA
400,000	4.125%, 11/22/2025	418,993
		8,555,989

Chemicals: 3.4%
	Alpek SAB de CV
868,000	4.250%, 09/18/2029	759,345
	Braskem Netherlands Finance BV
900,000	4.500%, 01/31/2030	734,446
	Celanese US Holdings LLC
1,025,000	6.550%, 11/15/2030	1,003,469
1,025,000	6.700%, 11/15/2033	1,000,171
	IMCD NV
325,000	4.875%, 09/18/2028	340,442
	MEGlobal Canada ULC
750,000	5.000%, 05/18/2025	732,457
	MEGLOBAL CANADA ULC
310,000	5.000%, 05/18/2025	302,749
	Orbia Advance Corp SAB de CV
1,400,000	4.000%, 10/04/2027	1,286,951
	Sherwin-Williams Co
1,225,000	3.450%, 06/01/2027	1,141,434
2,100,000	2.950%, 08/15/2029	1,816,913
		9,118,377

Containers: 3.2%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
2,350,000	2.125%, 08/15/2026	2,213,075
	Ball Corp
1,500,000	4.000%, 11/15/2023	1,495,857
1,125,000	6.000%, 06/15/2029	1,095,121
	Crown European Holdings SA
125,000	5.000%, 05/15/2028	131,839
	DS Smith PLC
525,000	0.875%, 09/12/2026	501,310
	Graphic Packaging International LLC
1,525,000	0.821%, 04/15/2024 [1]	1,478,009
	Sealed Air Corp/Sealed Air Corp US
225,000	6.125%, 02/01/2028 [1]	218,512
	SIG Combibloc PurchaseCo SARL
775,000	2.125%, 06/18/2025	787,109
	Verallia SA
600,000	1.875%, 11/10/2031	513,235
		8,434,067

Diversified Financial Services: 7.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
900,000	6.150%, 09/30/2030	887,008
	AXA Logistics Europe Master SCA
500,000	0.375%, 11/15/2026	463,445
	CA Auto Bank SPA
850,000	4.375%, 06/08/2026	899,063
	DAE Funding LLC
1,400,000	3.375%, 03/20/2028	1,238,824
	Fidelity National Info Service
800,000	2.000%, 05/21/2030	733,481
	Goldman Sachs Group Inc
1,900,000	4.223% (CME Term SOFR 3 Month + 1.563%), 05/01/2029 [2]	1,758,471
1,050,000	2.383% (US Secured Overnight Financing Rate + 1.248%), 07/21/2032 [2]	800,375
	Grupo de Inversiones Suramericana SA
1,500,000	5.500%, 04/29/2026	1,429,095
	GTCR W-2 Merger Sub LLC
400,000	7.500%, 01/15/2031	402,010
	ICD Funding Ltd
1,900,000	3.223%, 04/28/2026	1,770,999
	Lion/Polaris Lux 4 SA
959,000	3.250%, 09/30/2040	701,017
	Macquarie Airfinance Holdings Ltd
725,000	8.375%, 05/01/2028	735,719
	MDGH GMTN RSC Ltd
880,000	2.875%, 11/07/2029	770,531
790,000	3.700%, 11/07/2049	562,042
	Morgan Stanley
450,000	5.250% (US Secured Overnight Financing Rate + 1.870%), 04/21/2034 [2]	418,300
	Nasdaq Inc
2,275,000	5.350%, 06/28/2028	2,235,097
1,125,000	5.550%, 02/15/2034	1,074,602
1,500,000	6.100%, 06/28/2063	1,396,490
	Navient Corp
500,000	6.125%, 03/25/2024	497,780
		18,774,349

Diversified Media: 0.4%
	Match Group Holdings II LLC
1,025,000	5.625%, 02/15/2029 [1]	946,536

Energy: 9.9%
	Cheniere Corpus Christi Holdings LLC
1,800,000	5.125%, 06/30/2027	1,750,199
	Cheniere Energy Partners LP
1,000,000	4.500%, 10/01/2029	907,431
1,875,000	5.950%, 06/30/2033 [1]	1,810,725
	ConocoPhillips Co
1,025,000	5.050%, 09/15/2033	983,201
	Ecopetrol SA
670,000	4.125%, 01/16/2025	647,383
	Enterprise Products Operating LLC
975,000	3.200%, 02/15/2052	623,099
	EQT Corp
609,000	6.125%, 02/01/2025	607,482
	Galaxy Pipeline Assets Bidco Ltd
1,390,179	1.750%, 09/30/2027	1,285,208
	Kinder Morgan Inc
1,600,000	4.300%, 03/01/2028	1,507,483
1,300,000	5.200%, 06/01/2033	1,203,596
	Leviathan Bond Ltd
775,000	6.125%, 06/30/2025 [1]	756,772
	Oleoducto Central SA
924,000	4.000%, 07/14/2027	824,195
	ONEOK Inc
700,000	6.050%, 09/01/2033	688,289
1,075,000	6.625%, 09/01/2053	1,053,739
	Plains All American Pipeline LP / PAA Finance Corp
1,950,000	3.550%, 12/15/2029	1,677,800
	QatarEnergy
900,000	2.250%, 07/12/2031	722,989
	Repsol International Finance BV
1,075,000	3.750% (5 Year Swap Rate EUR + 4.000%), 06/11/2171 [2]	1,069,869
	Rockies Express Pipeline LLC
2,425,000	3.600%, 05/15/2025 [1]	2,289,190
	Shell International Finance BV
600,000	1.875%, 04/07/2032	538,059
	TotalEnergies SE
1,475,000	2.625% (5 Year Swap Rate EUR + 2.148%), 02/26/2171 [2]	1,491,803
	Venture Global LNG Inc
1,400,000	8.125%, 06/01/2028 [1]	1,387,108
	Williams Cos Inc
775,000	5.300%, 08/15/2028	758,676
	Wintershall Dea Finance 2 BV
1,500,000	2.499% (5 Year Swap Rate EUR + 2.924%), 07/20/2170 [2]	1,385,738
		25,970,034

Environmental: 0.3%
	GFL Environmental Inc
800,000	3.750%, 08/01/2025 [1]	759,164

Food & Drug Retail: 1.2%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
1,825,000	7.500%, 03/15/2026 [1]	1,851,298
750,000	6.500%, 02/15/2028 [1]	742,157
	Roadster Finance DAC
525,000	1.625%, 12/09/2024	524,697
		3,118,152

Food/Beverage/Tobacco: 7.5%
	Bacardi Ltd / Bacardi-Martini BV
750,000	5.250%, 01/15/2029 [1]	726,212
1,125,000	5.400%, 06/15/2033 [1]	1,055,942
	BRF SA
850,000	4.750%, 05/22/2024	850,574
	Constellation Brands Inc
1,960,000	2.250%, 08/01/2031	1,531,329
1,550,000	4.900%, 05/01/2033	1,442,650
	Indofood BCP Sukses
1,510,000	3.398%, 06/09/2031	1,223,970
	Keurig Dr Pepper Inc
2,100,000	3.950%, 04/15/2029	1,941,086
	Kraft Heinz Foods Co
2,100,000	3.875%, 05/15/2027	1,979,744
625,000	4.875%, 10/01/2049	521,939
	Louis Dreyfus Co Finance BV
1,575,000	2.375%, 11/27/2025	1,596,309
	McCormick & Co Inc
1,425,000	4.950%, 04/15/2033	1,327,622
	Minerva Luxembourg SA
543,000	8.875%, 09/13/2033	539,580
	Molson Coors Beverage Co
1,925,000	3.000%, 07/15/2026	1,790,101
	Sigma Alimentos SA de CV
1,048,000	4.125%, 05/02/2026	996,102
	Sysco Corp
925,000	3.150%, 12/14/2051	569,052
	Viterra Finance BV
1,575,000	0.375%, 09/24/2025	1,539,070
		19,631,282

Healthcare: 6.8%
	Amgen Inc
700,000	5.250%, 03/02/2033	669,598
1,300,000	5.650%, 03/02/2053	1,214,808
500,000	5.750%, 03/02/2063	461,136
	Bayer AG
400,000	4.500% (5 Year Swap Rate EUR + 3.751%), 03/25/2082 [2]	396,835
800,000	6.625% (5 Year Swap Rate EUR + 3.432%), 09/25/2083 [2]	838,416
	Centene Corp
375,000	4.625%, 12/15/2029	338,173
	CVS Health Corp
1,600,000	1.300%, 08/21/2027	1,361,334
1,125,000	5.250%, 02/21/2033	1,066,603
950,000	5.300%, 06/01/2033	901,865
	GN Store Nord AS
500,000	0.875%, 11/25/2024	495,832
	HCA Inc
1,950,000	3.625%, 03/15/2032	1,617,784
1,050,000	5.500%, 06/01/2033	996,204
1,525,000	5.250%, 06/15/2049	1,254,703
	IQVIA Inc
300,000	6.500%, 05/15/2030 [1]	293,836
	Pfizer Investment Enterprises Pte Ltd
1,500,000	4.750%, 05/19/2033	1,421,674
1,475,000	5.300%, 05/19/2053	1,376,818
	Service Corp International
600,000	3.375%, 08/15/2030	484,410
600,000	4.000%, 05/15/2031	493,233
	UnitedHealth Group Inc
775,000	4.500%, 04/15/2033	717,690
991,000	5.050%, 04/15/2053	886,645
	Werfen SA
300,000	0.500%, 10/28/2026	281,441
		17,569,038

Homebuilders/Real Estate: 4.3%
	American Tower Corp
1,025,000	5.250%, 07/15/2028	991,984
	Aroundtown SA
700,000	0.625%, 07/09/2025	658,493
300,000	0.375%, 04/15/2027	241,456
	Balder Finland Oyj
975,000	1.000%, 01/18/2027	828,862
	Blackstone Property Partners Europe Holdings SARL
625,000	2.000%, 02/15/2024	652,618
900,000	1.000%, 10/20/2026	826,912
	Castellum Helsinki Finance Holding Abp
800,000	2.000%, 03/24/2025	794,049
	CTP NV
1,025,000	0.625%, 09/27/2026	924,342
	Heimstaden Bostad Treasury BV
1,600,000	1.000%, 04/13/2028	1,241,999
	Logicor Financing SARL
1,000,000	0.750%, 07/15/2024	1,020,649
200,000	1.500%, 07/13/2026	189,834
	MasTec Inc
925,000	4.500%, 08/15/2028 [1]	832,774
	Tritax EuroBox PLC
975,000	0.950%, 06/02/2026	907,070
	VIA Outlets BV
1,375,000	1.750%, 11/15/2028	1,215,098
		11,326,140

Hotels: 0.6%
	Hilton Domestic Operating Co Inc
900,000	5.375%, 05/01/2025 [1]	886,539
	Whitbread Group PLC
700,000	3.375%, 10/16/2025	807,040
		1,693,579

Leisure: 0.8%
	Expedia Group Inc
825,000	5.000%, 02/15/2026	808,332
1,100,000	4.625%, 08/01/2027	1,048,842
	Royal Caribbean Cruises Ltd
297,000	11.500%, 06/01/2025	314,122
		2,171,296

Metals/Mining: 0.7%
	Corp Nacional del Cobre de Chile
700,000	5.950%, 01/08/2034	679,392
	Gold Fields Orogen Holdings BVI Ltd
1,185,000	6.125%, 05/15/2029	1,152,013
		1,831,405

Oil&Gas: 0.1%
	Qatar Energy
500,000	3.300%, 07/12/2051	325,570

Paper: 0.5%
	Inversiones CMPC SA
1,515,000	4.375%, 04/04/2027	1,418,810

Publishing/Printing: 0.3%
	Informa PLC
700,000	2.125%, 10/06/2025	709,595

Restaurants: 2.1%
	1011778 BC ULC / New Red Finance Inc
1,200,000	5.750%, 04/15/2025 [1]	1,192,009
	Starbucks Corp
1,700,000	4.000%, 11/15/2028	1,599,889
925,000	4.800%, 02/15/2033	871,410
1,325,000	3.500%, 11/15/2050	895,173
	Yum! Brands Inc
750,000	3.875%, 11/01/2023	748,024
		5,306,505

Services: 2.2%
	Eurofins Scientific SE
700,000	6.750% (3 Month EURIBOR + 4.241%), [2]	735,912
	ISS Finance BV
525,000	1.250%, 07/07/2025	524,995
	ISS Global A/S
850,000	0.875%, 06/18/2026	818,489
	Ritchie Bros Holdings Inc
150,000	7.750%, 03/15/2031	152,437
	United Rentals North America Inc
775,000	5.250%, 01/15/2030	717,883
	Verisure Holding AB
1,300,000	3.875%, 07/15/2026	1,297,114
	WESCO Distribution Inc
1,525,000	7.125%, 06/15/2025 [1]	1,530,147
		5,776,977

Steel: 0.7%
	ABJA Investment Co Pte Ltd
812,000	5.450%, 01/24/2028	794,119
	GUSAP III LP
1,200,000	4.250%, 01/21/2030	1,084,925
		1,879,044

Super Retail: 1.7%
	Lowe’s Cos Inc
1,525,000	3.750%, 04/01/2032	1,321,506
1,500,000	5.150%, 07/01/2033	1,426,084
	REWE International Finance BV
700,000	4.875%, 09/13/2030	742,123
	Tractor Supply Co
1,025,000	5.250%, 05/15/2033	969,178
		4,458,891

Technology: 2.5%
	Broadcom Inc
1,525,000	4.150%, 04/15/2032 [1]	1,325,076
750,000	3.469%, 04/15/2034	589,541
	Cellnex Finance Co SA
400,000	2.250%, 04/12/2026	399,633
	Dell Bank International DAC
650,000	4.500%, 10/18/2027	693,792
	LG Energy Solution Ltd
270,000	5.750%, 09/25/2028	268,660
	Oracle Corp
1,525,000	4.900%, 02/06/2033	1,407,792
725,000	3.600%, 04/01/2050	470,915
	SK Hynix Inc
200,000	6.375%, 01/17/2028	199,760
	SK On Co Ltd
1,250,000	5.375%, 05/11/2026	1,241,528
		6,596,697

Telecommunications: 4.8%
	A1 Towers Holding GmbH
700,000	5.250%, 07/13/2028	751,920
	AT&T Inc
1,150,000	3.500%, 09/15/2053	712,842
	Bharti Airtel Ltd
1,100,000	3.250%, 06/03/2031	909,111
	PPF Telecom Group BV
195,000	3.250%, 09/29/2027	193,120
	SES SA
650,000	3.500%, 01/14/2029	641,622
	Sitios Latinoamerica SAB de CV
1,783,000	5.375%, 04/04/2032	1,536,428
	Sprint LLC
1,025,000	7.625%, 03/01/2026	1,054,638
	Telefonica Europe BV
1,200,000	3.875% (8 Year EUR Swap Rate + 2.967%), 09/22/2170 [2]	1,180,684
	T-Mobile USA Inc
1,125,000	2.250%, 02/15/2026	1,037,401
1,025,000	3.875%, 04/15/2030	909,043
1,800,000	2.550%, 02/15/2031	1,433,160
1,100,000	5.050%, 07/15/2033	1,021,246
	Vodafone Group PLC
700,000	2.625% (5 Year Swap Rate EUR + 3.002%), 08/27/2080 [2]	676,395
	Ziggo BV
500,000	2.875%, 01/15/2030	430,512
		12,488,122

Transportation Excluding Air/Rail: 2.8%
	Australia Pacific Airports Melbourne Pty Ltd
1,000,000	4.375%, 05/24/2033	1,035,416
	Autostrade per l’Italia SPA
1,000,000	1.750%, 02/01/2027	972,535
875,000	5.125%, 06/14/2033	907,017
	DP World Ltd
1,395,000	2.375%, 09/25/2026	1,385,598
	FedEx Corp
875,000	5.250%, 05/15/2050	770,930
	Gatwick Funding Ltd
250,000	6.125%, 03/02/2026	305,699
	Heathrow Funding Ltd
325,000	7.125%, 02/14/2024	397,280
	Holding d’Infrastructures de Transport SASU
500,000	1.625%, 09/18/2029	448,057
	International Distributions Services PLC
575,000	5.250%, 09/14/2028	609,887
	Stagecoach Group Ltd
505,000	4.000%, 09/29/2025	582,270
		7,414,689

Utilities: 2.7%
	Acquirente Unico SPA
850,000	2.800%, 02/20/2026	858,402
	E.ON SE
850,000	3.500%, 01/12/2028	884,645
	Enel SPA
850,000	6.375% (5 Year Swap Rate EUR + 3.486%), 07/16/2171 [2]	909,799
	Eversource Energy
1,275,000	5.450%, 03/01/2028	1,261,592
	Italgas SPA
600,000	4.125%, 06/08/2032	609,309
	National Central Cooling Co PJSC
1,600,000	2.500%, 10/21/2027	1,405,078
	Redexis Gas Finance BV
500,000	1.875%, 05/28/2025	506,995
	Statnett SF
600,000	3.500%, 06/08/2033	613,750
		7,049,570

TOTAL CORPORATE BONDS (Cost $233,829,044)		221,639,674

FOREIGN GOVERNMENT NOTE/BOND: 4.3%
Airlines: 0.4%
	Air France-KLM
900,000	7.250%, 05/31/2026	976,493

Automotive & Auto Parts: 1.1%
	RCI Banque SA
675,000	4.125%, 12/01/2025	709,277
490,000	1.625%, 05/26/2026	482,712
	Schaeffler AG
900,000	2.750%, 10/12/2025	913,660
	Valeo SE
800,000	1.000%, 08/03/2028	696,262
		2,801,911

Banking: 0.8%
	Argenta Spaarbank NV
500,000	1.000% (1 Year EUR Swap Rate + 1.550%), 10/13/2026 [2]	490,128
400,000	5.375% (1 Year EUR Swap Rate + 2.750%), 11/29/2027 [2]	426,856
	Banco Comercial Portugues SA
400,000	5.625% (3 Month EURIBOR + 1.900%), 10/02/2026 [2]	423,163
	BPCE SA
600,000	4.000%, 11/29/2032	617,077
	KBC Group NV
300,000	4.375% (3 Month EURIBOR + 1.700%), 11/23/2027 [2]	316,422
		2,273,646

Diversified Financial Services: 0.3%
	Arval Service Lease SA
700,000	4.750%, 05/22/2027	744,201

Homebuilders/Real Estate: 0.7%
	VGP NV
900,000	1.625%, 01/17/2027	809,384
	Vonovia SE
600,000	4.750%, 05/23/2027	631,051
300,000	5.000%, 11/23/2030	313,539
		1,753,974

Technology: 0.3%
	TDF Infrastructure SASU
700,000	5.625%, 07/21/2028	742,828

Transportation Excluding Air/Rail: 0.5%
	Aeroports de Paris SA
700,000	1.500%, 07/02/2032	605,191
	Autoroutes du Sud de la France SA
700,000	3.250%, 01/19/2033	693,750
		1,298,941

Utilities: 0.2%
	Elia Transmission Belgium SA
600,000	3.625%, 01/18/2033	608,424

TOTAL FOREIGN GOVERNMENT NOTE/BOND (Cost $11,760,651)		11,200,418

U.S. GOVERNMENT NOTES/BONDS: 3.1%
	United States Treasury Note/Bond
9,000,000	3.375%, 05/15/2033	8,166,797

TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $8,584,151)		8,166,797

CONVERTIBLE BONDS: 1.1%
Banking: 1.1%
	Bank Leumi Le-Israel BM
1,330,000	3.275% (5 Year CMT Rate + 1.631%), 01/29/2031 [1,2]	1,190,551
	Swedbank AB
900,000	4.625% (1 Year EUR Swap Rate + 1.100%), 05/30/2026 [2]	951,795
	Toronto-Dominion Bank
675,000	3.631%, 12/13/2029	683,441
	Virgin Money UK PLC
275,000	4.625% (1 Year EUR Swap Rate + 1.750%), 10/29/2028 [2]	280,423
		3,106,210

TOTAL CONVERTIBLE BONDS (Cost $3,281,116)		3,106,210

FOREIGN GOVERNMENT AGENCY ISSUE: 0.2%
Energy: 0.2%
	Pertamina Persero PT
700,000	3.650%, 07/30/2029	630,241

TOTAL FOREIGN GOVERNMENT AGENCY ISSUE (Cost $620,477)		630,241

BANK LOANS: 0.0% [5]
Software: 0.0% [5]
	Constant Contact TL
12	7.909% (CME Term SOFR 1 Month + 4.000%), 02/10/2028 [2,3]	11

TOTAL BANK LOANS (Cost $12)		11

Shares		Value
SHORT-TERM INVESTMENTS: 9.2%
Money Market Funds: 4.8%
12,628,065	First American Treasury Obligations Fund - Class X, 5.267% [4]	12,628,065
Total Money Market Funds: 4.8%		12,628,065

Principal Amount		Value
U.S. Treasury Bills: 4.4%
11,500,000	United States Treasury Bill	11,447,631
Total U.S. Treasury Bills: 4.8%		11,447,631
TOTAL SHORT-TERM INVESTMENTS (Cost $24,075,783)		24,075,696

TOTAL INVESTMENTS IN SECURITIES: 102.3% (Cost $282,151,234)		268,819,047
Liabilities in Excess of Other Assets: (2.3)%		(6,083,779)
TOTAL NET ASSETS: 100.0%		$262,735,268

PIK - Payment In Kind - represents the security may pay interest in additional par

†	In USD unless otherwise indicated
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Trust’s Board of Trustees.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Annualized seven-day effective yield as of September 30, 2023.
[5]	Does not round to 0.0% or (0.0)%, as applicable.

Summary of Fair Value Disclosure at September 30, 2023 (Unaudited)

The Muzinich Credit Opportunities Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023. See the Schedule of Investments for an industry breakout.

Muzinich Credit Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Bank Loans	$–	$11	$–	$11
Convertible Bonds	–	3,106,210	–	3,106,210
Corporate Bonds	–	221,639,674	–	221,639,674
Foreign Government Agency Issue	–	630,241	–	630,241
Foreign Government Note/Bond	–	11,200,418	–	11,200,418
Short-Term Investments	12,628,065	11,447,631	–	24,075,696
U.S. Government Notes/Bonds	–	8,166,797	–	8,166,797
Total Investments in Securities	$12,628,065	$256,190,981	$–	$268,819,047

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2023 (Unaudited)

The Muzinich Credit Opportunities Fund had the following forward foreign currency exchange contracts outstanding with the U.S. Bancorp Investments, Inc.

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	September 30, 2023	Currency to be Received	September 30, 2023	(Depreciation)
12/11/2023	EUR 70,200,000	$74,476,398	USD 75,164,965	$75,164,965	688,568
12/11/2023	GBP 1,900,000	2,319,362	USD 2,361,066	2,361,066	41,703
		$76,795,760		$77,526,031	$730,271